UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments.

Penn Capital Managed Alpha SMID Cap Equity Fund
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks: 91.3%	Shares	Value
Air Freight & Logistics: 1.9%
XPO Logistics, Inc. (a)	2,740	$278,959
Banks: 9.5%
BOK Financial Corp.	2,635	260,839
Chemical Financial Corp.	4,167	227,852
Pinnacle Financial Partners, Inc.	3,186	204,541
Sterling Bancorp	8,319	187,593
Webster Financial Corp.	4,413	244,480
Western Alliance Bancorp (a)	4,105	238,542
		1,363,847
Biotechnology: 2.3%
Exelixis, Inc. (a)	6,078	134,628
Ironwood Pharmaceuticals, Inc. (a)	12,361	190,730
		325,358
Building Products: 1.5%
Allegion PLC	2,480	211,519
Capital Markets: 1.5%
Affiliated Managers Group, Inc.	1,173	222,377
Chemicals: 2.5%
HB Fuller Co.	4,146	206,181
Valvoline, Inc.	6,995	154,799
		360,980
Commercial Services & Supplies: 1.8%
KAR Auction Services, Inc.	4,800	260,160
Communications Equipment: 1.8%
CommScope Holding Co., Inc. (a)	6,632	265,081
Construction Materials: 1.8%
Summit Materials, Inc. - Class A (a)	8,513	257,774
Consumer Finance: 1.4%
SLM Corp. (a)	17,400	195,054
Containers & Packaging: 1.4%
Berry Global Group, Inc. (a)	3,745	205,264
Diversified Financial Services: 3.5%
FNF Group	5,482	219,390
Voya Financial, Inc.	5,713	288,506
		507,896
Electronic Equipment, Instruments & Components: 1.5%
Mercury Systems, Inc. (a)	4,398	212,511
Energy Equipment & Services: 1.6%
FTS International, Inc. (a)	7,722	142,008
U.S. Silica Holdings, Inc.	3,637	92,816
		234,824
Health Care Equipment & Supplies: 4.1%
ICU Medical, Inc. (a)	913	230,441
Teleflex, Inc.	784	199,904
Wright Medical Group NV (a)	7,965	158,026
588,371
Health Care Providers & Services: 1.7%
WellCare Health Plans, Inc. (a)	1,234	238,939

Hotels, Restaurants & Leisure: 4.4%
Boyd Gaming Corp.	6,017	191,702
Red Rock Resorts, Inc. - Class A	7,392	216,438
Vail Resorts, Inc.	983	217,931
		626,071
Household Durables: 2.4%
Roku, Inc. (a)	3,573	111,120
TopBuild Corp. (a)	3,000	229,560
		340,680
Independent Power and Renewable Electricity Producers: 1.3%
Ormat Technologies, Inc.	3,419	192,763
Insurance: 2.0%
Arch Capital Group Ltd. (a)	3,312	283,474
Internet Software & Services: 5.1%
GoDaddy, Inc. - Class A (a)	4,519	277,557
Match Group, Inc. (a)	5,144	228,600
MongoDB, Inc. (a)	5,258	228,197
		734,354
IT Services: 1.5%
Black Knight, Inc. (a)	4,591	216,236
Machinery: 3.2%
Allison Transmission Holdings, Inc.	4,407	172,137
Oshkosh Corp.	3,666	283,272
		455,409
Media: 4.9%
Gray Television, Inc. (a)	13,060	165,862
Lions Gate Entertainment Corp. - Class B	4,154	100,028
Live Nation Entertainment, Inc. (a)	5,272	222,162
Nexstar Media Group, Inc. - Class A	3,323	220,980
		709,032
Metals & Mining: 0.9%
Commercial Metals Co.	6,066	124,110
Multiline Retail: 2.0%
Burlington Stores, Inc. (a)	2,137	284,542
Oil, Gas & Consumable Fuels: 4.3%
Arch Coal, Inc. - Class A	1,262	115,953
Cabot Oil & Gas Corp.	7,796	186,948
Callon Petroleum Co. (a)	12,530	165,897
Cimarex Energy Co.	1,560	145,860
		614,658
Pharmaceuticals: 1.3%
Pacira Pharmaceuticals, Inc. (a)	6,162	191,946
Professional Services: 2.0%
TransUnion (a)	5,105	289,862
Road & Rail: 1.7%
Schneider National, Inc. - Class B	9,165	238,840
Semiconductors & Semiconductor Equipment: 5.2%
Cavium, Inc. (a)	1,873	148,679
Semtech Corp. (a)	2,726	106,450
Silicon Laboratories, Inc. (a)	2,559	230,054
Teradyne, Inc.	5,885	269,004
		754,187
Software: 2.9%
Nice Ltd. - ADR	2,093	196,595
Tyler Technologies, Inc. (a)	1,031	217,500
		414,095

Specialty Retail: 1.7%
Floor & Decor Holdings, Inc. - Class A (a)	4,572	238,292
TravelCenters of America LLC (a)	1	2
		238,294
Trading Companies & Distributors: 3.1%
United Rentals, Inc. (a)	1,553	268,249
WESCO International, Inc. (a)	2,894	179,573
		447,822
Water Utilities: 1.6%
Aqua America, Inc.	6,562	223,502
Total Common Stocks (cost $10,954,051)		13,108,791

Real Estate Investment Trusts (REITs): 6.2%
CyrusOne, Inc.	4,457	228,243
Invitation Homes, Inc.	10,262	234,282
MGM Growth Properties LLC - Class A	8,146	216,195
The GEO Group, Inc.	9,986	204,413
Total REITS (cost $937,287)		883,133

Short-Term Investment: 2.8%
Money Market Fund - 2.8%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.560% (b)	400,201	400,201
Total Short-Term Investment (cost $400,201)		400,201

Total Investments - 100.3% (cost $12,291,539)		14,392,125
Liabilities in Excess of Other Assets (0.3)%		(41,506)
Net Assets: 100.0%		$14,350,619

Percentages are stated as a percent of net assets.

(a) No distribution or dividend was made during the period ending March 31, 2018. As such, it is classified as a non-income producing security as of March 31, 2018.
(b) Rate reported is the 7-day effective yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments		$12,291,539
Gross unrealized appreciation		2,525,607
Gross unrealized depreciation		(425,021)
Net unrealized appreciation		$2,100,586

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	93.40%
Bermuda	1.97%
Ireland	1.47%
Israel	1.37%
Netherlands	1.10%
Canada	0.69%

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks: 98.9%	Shares	Value
Aerospace & Defense: 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	8,714	$243,731
Auto Components: 1.0%
Modine Manufacturing Co. (a)	9,128	193,057
Banks: 11.3%
Banc of California, Inc.	14,830	286,219
Chemical Financial Corp.	5,162	282,258
FB Financial Corp. (a)	6,703	272,075
Sterling Bancorp	13,970	315,023
Texas Capital Bancshares, Inc. (a)	4,555	409,495
Webster Financial Corp.	5,478	303,481
Western Alliance Bancorp (a)	5,930	344,592
		2,213,143
Biotechnology: 1.3%
Ironwood Pharmaceuticals, Inc. (a)	16,666	257,156
Building Products: 0.9%
JELD-WEN Holding, Inc. (a)	5,606	171,656
Capital Markets: 2.4%
Hamilton Lane, Inc. - Class A	6,760	251,675
PJT Partners, Inc. - Class A	4,500	225,450
		477,125
Chemicals: 1.7%
Venator Materials PLC (a)	18,327	331,535
Construction & Engineering: 1.1%
MasTec, Inc. (a)	4,650	218,783
Construction Materials: 1.8%
Summit Materials, Inc. - Class A (a)	11,554	349,855
Diversified Consumer Services: 1.5%
Chegg, Inc. (a)	14,428	298,083
Energy Equipment & Services: 5.7%
C&J Energy Services, Inc. (a)	7,853	202,765
Keane Group, Inc. (a)	18,576	274,925
Mammoth Energy Services, Inc. (a)	8,577	274,979
Noble Corp. Plc (a)	53,895	199,950
U.S. Silica Holdings, Inc.	6,335	161,669
		1,114,288
Health Care Equipment & Supplies: 5.1%
ICU Medical, Inc. (a)	1,338	337,711
K2M Group Holdings, Inc. (a)	10,110	191,584
LivaNova PLC (a)	3,040	269,040
Wright Medical Group NV (a)	9,858	195,583
		993,918
Health Care Providers & Services: 1.2%
WellCare Health Plans, Inc. (a)	1,213	234,873
Health Care Technology: 1.2%
Omnicell, Inc. (a)	5,330	231,322
Hotels, Restaurants & Leisure: 8.4%
Full House Resorts, Inc. (a)	52,000	166,920
Penn National Gaming, Inc. (a)	12,093	317,562
Planet Fitness, Inc. - Class A (a)	6,427	242,748
Red Rock Resorts, Inc. - Class A	11,457	335,461
Scientific Games Corp. (a)	7,327	304,803
SeaWorld Entertainment, Inc. (a)	19,468	288,711
		1,656,205

Household Durables: 1.8%
TopBuild Corp. (a)	4,519	345,794
Independent Power and Renewable Electricity Producers: 1.6%
Dynegy, Inc. (a)	23,279	314,732
Internet Software & Services: 10.8%
Carbonite, Inc. (a)	10,755	309,744
Five9, Inc. (a)	7,962	237,188
Gogo, Inc. (a)	22,158	191,223
Hortonworks, Inc. (a)	14,121	287,645
Instructure, Inc. (a)	5,832	245,819
Mimecast Ltd. (a)	7,395	262,005
MINDBODY, Inc. - Class A (a)	7,585	295,056
Q2 Holdings, Inc. (a)	6,278	285,963
		2,114,643
IT Services: 2.5%
Everi Holdings, Inc. (a)	24,230	159,191
InterXion Holding NV (a)	5,391	334,835
		494,026
Life Sciences Tools & Services: 0.9%
Cambrex Corp. (a)	3,530	184,619
Machinery: 4.7%
Astec Industries, Inc.	4,887	269,665
Harsco Corp. (a)	10,214	210,919
Milacron Holdings Corp. (a)	11,688	235,396
Woodward, Inc.	3,003	215,195
		931,175
Media: 8.8%
AMC Entertainment Holdings, Inc. - Class A	21,878	307,386
The E.W. Scripps Co. - Class A	11,146	133,641
Gray Television, Inc. (a)	32,912	417,982
MDC Partners, Inc. - Class A (a)	26,359	189,785
Media General, Inc. (a)	1,867	93
Nexstar Media Group, Inc. - Class A	4,794	318,801
Sinclair Broadcast Group, Inc. - Class A	11,371	355,912
		1,723,600
Metals & Mining: 1.1%
Ferroglobe PLC (a)	20,972	225,030
Oil, Gas & Consumable Fuels: 4.7%
Resolute Energy Corp. (a)	7,867	272,592
Sanchez Energy Corp. (a)	30,585	95,731
Whiting Petroleum Corp. (a)	7,596	257,049
WPX Energy, Inc. (a)	19,935	294,639
		920,011
Pharmaceuticals: 1.2%
Pacira Pharmaceuticals, Inc. (a)	7,894	245,898
Road & Rail: 1.6%
Schneider National, Inc. - Class B	12,409	323,379
Semiconductors & Semiconductor Equipment: 3.0%
Semtech Corp. (a)	9,063	353,910
Versum Materials, Inc.	6,191	232,967
		586,877
Software: 3.6%
Avaya Holdings Corp. (a)	4,060	90,944
Model N, Inc. (a)	8,894	160,536
Nice Ltd. - ADR	3,046	286,111
Tyler Technologies, Inc. (a)	853	179,949
		717,540

Specialty Retail: 1.5%
Five Below, Inc. (a)	2,702	198,165
Floor & Decor Holdings, Inc. - Class A (a)	2,004	104,449
		302,614
Textiles, Apparel & Luxury Goods: 1.4%
G-III Apparel Group Ltd. (a)	7,371	277,739
Thrifts & Mortgage Finance: 1.5%
WSFS Financial Corp.	6,221	297,986
Trading Companies & Distributors: 2.4%
Beacon Roofing Supply, Inc. (a)	4,734	251,233
DXP Enterprises, Inc. (a)	5,420	211,109
		462,342
Total Common Stocks (cost $17,853,015)		19,452,735

Short-Term Investment: 1.2%
Money Market Fund - 1.2%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.560% (b)	234,760	234,760
Total Short-Term Investment (cost $234,760)		234,760

Total Investments - 100.1% (cost $18,087,775)		19,687,495
Liabilities in Excess of Other Assets (0.1)%		(22,841)
Net Assets: 100.0%		$19,664,654

Percentages are stated as a percent of net assets.

(a) No distribution or dividend was made during the period ending March 31, 2018. As such, it is classified as a non-income producing security as of March 31, 2018.
(b) Rate reported is the 7-day effective yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments		$18,087,775
Gross unrealized appreciation		2,659,507
Gross unrealized depreciation		(1,059,787)
Net unrealized appreciation		$1,599,720

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.35%
United Kingdom	5.21%
Netherlands	2.70%
Israel	1.45%
Jersey	1.33%
Canada	0.96%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Multi-Credit High Income Fund
Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds: 76.6%	Principal	Value
Aerospace: 1.0%
Bombardier, Inc., 8.750%, 12/1/21 (a)	$105,000	$115,106
Agriculture: 0.3%
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	40,000	36,300
Airline Companies: 2.2%
Air Canada, 7.750%, 4/15/21 (a)	50,000	54,625
VistaJet Malta Finance PLC, 7.750%, 6/1/20 (a)	200,000	193,500
		248,125
Auto Parts & Equipment: 0.3%
Meritor, Inc., 6.250%, 2/15/24	35,000	36,356
Automotive: 0.7%
Navistar International Corp., 6.625%, 11/1/25 (a)	75,000	75,000
Banking: 1.6%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	30,500
Ally Financial, Inc., 5.750%, 11/20/25	90,000	92,727
Ally Financial, Inc., 5.125%, 9/30/24	50,000	51,062
		174,289
Brokerage: 0.6%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	60,000	61,650
Building & Construction: 0.6%
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	50,000	48,750
Ashton Woods USA LLC, 6.875%, 2/15/21 (a)	24,000	24,060
		72,810
Building Materials: 1.0%
Griffon Corp., 5.250%, 3/1/22	55,000	55,223
U.S. Concrete, Inc., 6.375%, 6/1/24	60,000	62,250
		117,473
Chemical Companies: 1.8%
Olin Corp., 5.125%, 9/15/27	15,000	14,794
Platform Specialty Products Corp., 5.875%, 12/1/25 (a)	80,000	78,200
Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)	45,000	44,213
Tronox Finance LLC, 7.500%, 3/15/22 (a)	25,000	25,952
Tronox Finance PLC, 5.750%, 10/1/25 (a)	40,000	38,900
		202,059
Computer Hardware: 1.8%
Dell International LLC, 8.100%, 7/15/36 (a)	85,000	103,224
Qorvo, Inc., 6.750%, 12/1/23	40,000	42,650
Western Digital Corp., 4.750%, 2/15/26	55,000	54,879
		200,753
Consumer/Commercial/Lease Financing: 1.7%
International Lease Finance Corp., 8.625%, 1/15/22	35,000	40,809
Navient Corp., 6.125%, 3/25/24	15,000	14,944
Navient Corp., 6.625%, 7/26/21	10,000	10,400
Navient Corp., 5.875%, 10/25/24	65,000	63,700
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	60,000	58,782
		188,635

Diversified Capital Goods: 0.5%
Anixter, Inc., 5.125%, 10/1/21	50,000	51,437
Electric - Generation: 2.8%
Calpine Corp., 5.375%, 1/15/23	65,000	62,224
Calpine Corp., 5.875%, 1/15/24 (a)	25,000	25,245
Dynegy, Inc., 8.125%, 1/30/26 (a)	50,000	55,187
Dynegy, Inc., 7.625%, 11/1/24	70,000	75,512
Dynegy, Inc., 7.375%, 11/1/22	25,000	26,344
NRG Energy, Inc., 5.750%, 1/15/28 (a)	25,000	24,438
NRG Energy, Inc., 6.625%, 1/15/27	25,000	25,563
NRG Energy, Inc., 7.250%, 5/15/26	20,000	21,200
		315,713
Energy - Exploration & Production: 5.3%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,375
Approach Resources, Inc., 7.000%, 6/15/21	40,000	38,000
Bill Barrett Corp., 7.000%, 10/15/22	35,000	35,175
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	25,000	26,250
Centennial Resource Production LLC, 5.375%, 1/15/26 (a)	30,000	29,437
Comstock Resources, Inc., 10.000% Cash or 12.250% PIK, 3/15/20 (b)	125,000	128,437
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	15,150
PetroQuest Energy, Inc., 10.000% Cash or 10.000% PIK, 2/15/21 (b)	62,133	49,706
Range Resources Corp., 5.000%, 8/15/22	25,000	24,188
Resolute Energy Corp., 8.500%, 5/1/20	95,000	94,763
Sanchez Energy Corp., 7.250%, 2/15/23 (a)	55,000	55,275
Unit Corp., 6.625%, 5/15/21	45,000	45,000
		591,756
Entertainment: 1.0%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	25,000	24,562
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	55,000	54,175
National CineMedia LLC, 5.750%, 8/15/26	40,000	36,100
		114,837
Food - Wholesale: 0.8%
JBS USA LUX SA, 5.875%, 7/15/24 (a)	60,000	58,518
JBS USA LUX SA, 7.250%, 6/1/21 (a)	15,000	15,131
JBS USA LUX SA, 7.250%, 6/1/21 (a)	15,000	15,132
		88,781
Food & Drug Retailers: 0.7%
Albertsons Cos LLC, 6.625%, 6/15/24	25,000	22,406
Ingles Markets, Inc., 5.750%, 6/15/23	25,000	24,992
Rite Aid Corp., 6.750%, 6/15/21	30,000	30,563
		77,961
Forestry/Paper: 0.4%
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	40,000	39,200
Gaming: 2.9%
Everi Payments, Inc., 7.500%, 12/15/25 (a)	75,000	76,125
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)	40,000	42,525
MGM Resorts International, 4.625%, 9/1/26	90,000	85,950
MGM Resorts International, 7.750%, 3/15/22	30,000	33,413
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	35,000	36,575
Wynn Las Vegas LLC, 5.500%, 3/1/25 (a)	55,000	55,275
		329,863

Gas Distribution: 3.8%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	45,000	45,788
DCP Midstream Operating LP, 3.875%, 3/15/23	55,000	53,075
DCP Midstream Operating LP, 4.950%, 4/1/22	33,000	33,165
DCP Midstream Operating LP, 5.850% (3 Month LIBOR USD + 3.850%.), 5/21/43 (a)(c)	90,000	85,050
NGL Energy Partners LP, 6.875%, 10/15/21	20,000	19,950
NGL Energy Partners LP, 5.125%, 7/15/19	50,000	49,875
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	54,450
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	45,000	51,902
Targa Resources Partners LP, 5.250%, 5/1/23	30,000	30,225
		423,480
Health Services: 2.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	50,000	50,625
Acadia Healthcare Co., Inc., 6.125%, 3/15/21	35,000	35,350
Centene Corp., 6.125%, 2/15/24	30,000	31,221
DaVita, Inc., 5.125%, 7/15/24	40,000	39,050
Encompass Health Corp., 5.750%, 9/15/25	50,000	51,000
Envision Healthcare Corp., 5.625%, 7/15/22	25,000	25,112
Universal Hospital Services, Inc., 7.625%, 8/15/20	35,000	35,263
		267,621
Hospitals: 1.9%
HCA, Inc., 7.500%, 2/15/22	25,000	27,469
HCA, Inc., 5.250%, 6/15/26	40,000	40,520
HCA, Inc., 5.375%, 2/1/25	65,000	65,162
Tenet Healthcare Corp., 8.125%, 4/1/22	80,000	83,400
		216,551
Household & Leisure Products/Durables: 0.4%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	43,313
Investments & Miscellaneous Financial Services: 2.3%
First Data Corp., 5.750%, 1/15/24 (a)	50,000	50,312
First Data Corp., 7.000%, 12/1/23 (a)	75,000	78,844
Icahn Enterprises LP, 6.750%, 2/1/24	50,000	50,875
Icahn Enterprises LP, 5.875%, 2/1/22	45,000	45,113
VFH Parent LLC, 6.750%, 6/15/22 (a)	35,000	36,969
		262,113
Machinery Companies: 0.5%
Zekelman Industries, Inc., 9.875%, 6/15/23 (a)	50,000	55,000
Media - Broadcast: 3.6%
Gray Television, Inc., 5.125%, 10/15/24 (a)	25,000	24,187
Gray Television, Inc., 5.875%, 7/15/26 (a)	25,000	24,312
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	45,000	43,088
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	65,000	64,513
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	40,000	37,600
Univision Communications, Inc., 5.125%, 2/15/25 (a)	35,000	32,638
Urban One, Inc., 7.375%, 4/15/22 (a)	45,000	44,550
Urban One, Inc., 9.250%, 2/15/20 (a)	140,000	135,800
		406,688

Media - Cable: 3.5%
Altice France SA, 6.000%, 5/15/22 (a)	200,000	195,500
CSC Holdings LLC, 6.750%, 11/15/21	50,000	52,062
DISH DBS Corp., 5.875%, 7/15/22	80,000	76,400
DISH DBS Corp., 7.750%, 7/1/26	45,000	42,356
DISH DBS Corp., 5.875%, 11/15/24	30,000	26,738
		393,056
Media - Services: 1.1%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	10,000	9,988
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	40,000	39,700
MDC Partners, Inc., 6.500%, 5/1/24 (a)	70,000	68,075
		117,763
Metals/Mining Excluding Steel: 4.2%
Aleris International, Inc., 7.875%, 11/1/20	45,000	44,325
Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	40,000	42,000
Cleveland-Cliffs, Inc., 5.750%, 3/1/25 (a)	35,000	33,425
CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	70,000	74,746
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	14,737
Freeport-McMoRan, Inc., 5.450%, 3/15/43	50,000	45,985
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,832
Peabody Energy Corp., 10.000%, 3/15/22 (d)	95,000	0
Peabody Energy Corp., 6.375%, 3/31/25 (a)	45,000	46,688
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	65,000	66,950
Teck Resources Ltd., 5.200%, 3/1/42	35,000	32,725
Teck Resources Ltd., 3.750%, 2/1/23	35,000	33,642
Teck Resources Ltd., 6.250%, 7/15/41	25,000	26,500
		466,555
Multi-Line Insurance: 0.3%
HUB International Ltd., 7.875%, 10/1/21 (a)	35,000	36,225
Non-Food & Drug Retailers: 0.8%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	25,000	24,750
JC Penney Corp., Inc., 8.125%, 10/1/19	11,000	11,674
The Men's Wearhouse, Inc., 7.000%, 7/1/22	55,000	56,512
		92,936
Oil Field Equipment & Services: 2.9%
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	25,250
CSI Compressco LP, 7.250%, 8/15/22	45,000	42,300
Nabors Industries, Inc., 5.500%, 1/15/23	60,000	58,657
Noble Holding International Ltd., 7.875%, 2/1/26 (a)	25,000	24,625
Noble Holding International Ltd., 7.750%, 1/15/24	75,000	69,562
Pioneer Energy Services Corp., 6.125%, 3/15/22	60,000	51,750
Transocean, Inc., 8.375%, 12/15/21	15,000	15,975
Transocean, Inc., 6.800%, 3/15/38	50,000	39,000
		327,119
Oil Refining & Marketing: 0.7%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,400
PBF Holding Co. LLC, 7.250%, 6/15/25	35,000	36,356
		77,756
Pharmaceuticals & Devices: 5.0%
Endo Finance LLC, 5.375%, 1/15/23 (a)	55,000	41,662
Jaguar Holding Co. II, 6.375%, 8/1/23 (a)	55,000	55,619
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	75,000	84,750
Mallinckrodt International Finance SA, 4.750%, 4/15/23	55,000	42,075
Mallinckrodt International Finance SA, 5.750%, 8/1/22 (a)	75,000	64,125
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 (a)	30,000	28,650
Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/21 (a)	60,000	60,450
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (a)	210,000	186,375
		563,706

Printing & Publishing: 0.8%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	45,000	47,025
Meredith Corp., 6.875%, 2/1/26 (a)	40,000	41,050
		88,075
Railroads: 0.6%
Watco Cos LLC, 6.375%, 4/1/23 (a)	60,000	61,500
Real Estate Development & Management: 0.4%
Realogy Group LLC, 5.250%, 12/1/21 (a)	50,000	50,265
Restaurants: 0.8%
Golden Nugget, Inc., 6.750%, 10/15/24 (a)	50,000	50,375
P.F. Chang's China Bistro, Inc., 10.250%, 6/30/20 (a)	45,000	35,100
		85,475
Special Retail: 0.2%
Staples, Inc., 8.500%, 9/15/25 (a)	25,000	23,125
Steel Producers & Products: 0.7%
United States Steel Corp., 6.875%, 8/15/25	55,000	56,513
United States Steel Corp., 7.375%, 4/1/20	25,000	26,562
		83,075
Support - Services: 1.8%
The ADT Corp., 4.875%, 7/15/32 (a)	50,000	43,250
The ADT Corp., 6.250%, 10/15/21	20,000	20,850
Herc Rentals, Inc., 7.750%, 6/1/24 (a)	35,000	37,888
The Hertz Corp., 5.875%, 10/15/20	55,000	54,312
The GEO Group, Inc., 5.875%, 10/15/24	45,000	44,550
		200,850
Telecom - Integrated/Services: 5.9%
CenturyLink, Inc., 5.625%, 4/1/20	25,000	25,188
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	35,000	31,325
Cogent Communications Finance, Inc., 5.625%, 4/15/21 (a)	65,000	65,325
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	62,531
Frontier Communications Corp., 8.500%, 4/1/26 (a)	20,000	19,400
Frontier Communications Corp., 8.750%, 4/15/22	25,000	19,375
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	110,000	123,750
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	70,000	56,700
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	85,000	78,625
Level 3 Financing, Inc., 5.125%, 5/1/23	40,000	39,250
Uniti Group LP, 6.000%, 4/15/23 (a)	90,000	86,625
Uniti Group LP, 7.125%, 12/15/24 (a)	25,000	22,625
Windstream Services LLC, 7.750%, 10/15/20	36,000	30,060
		660,779
Telecom - Wireless: 2.9%
GTT Communications, Inc., 7.875%, 12/31/24 (a)	35,000	35,088
Sprint Capital Corp., 6.875%, 11/15/28	55,000	51,356
Sprint Communications, Inc., 6.000%, 11/15/22	25,000	24,531
Sprint Corp., 7.125%, 6/15/24	70,000	68,250
Sprint Corp., 7.625%, 3/1/26	25,000	24,406
Sprint Corp., 7.250%, 9/15/21	20,000	20,675
Sprint Corp., 7.875%, 9/15/23	40,000	40,850
Telesat Canada, 8.875%, 11/15/24 (a)	25,000	27,438
United States Cellular Corp., 6.700%, 12/15/33	30,000	31,275
		323,869

Telecommunications Equipment: 0.4%
CommScope, Inc., 5.500%, 6/15/24 (a)	40,000	40,850
Transportation Excluding Air/Rail: 0.7%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23 (a)	30,000	32,475
The Kenan Advantage Group, Inc., 7.875%, 7/31/23 (a)	45,000	46,125
		78,600
Total Corporate Bonds (cost $8,510,309)		8,584,449

Convertible Bonds: 1.5%
Automotive: 0.2%
Navistar International Corp., 4.750%, 4/15/19	25,000	25,688
Energy - Exploration & Production: 0.6%
Comstock Resources, Inc., 7.750% Cash or 7.750% PIK, 4/1/19 (b)	67,325	62,214
Support - Services: 0.7%
Gogo, Inc., 3.750%, 3/1/20	90,000	79,205
Total Convertible Bonds (cost $166,056)		167,107

Bank Loans: 2.6% (e)
Chemical Compaines: 0.4%
Tronox Blocked Borrower LLC, 5.302% (3 Month US LIBOR + 3.000%), 9/22/24	15,116	15,246
Tronox Finance LLC, 5.302% (3 Month US LIBOR + 3.000%), 9/22/24	34,884	35,181
		50,427
Gas Distribution: 0.4%
Woodford Express LLC, 6.877% (1 Month US LIBOR + 5.000%), 1/26/25	50,000	49,146
Non-Food & Drug Retailers: 0.5%
The Men's Wearhouse, Inc., 5.395% (1 Month US LIBOR + 3.500%), 3/28/25	50,000	50,000
Pharmaceuticals: 0.4%
Amneal Pharmaceuticals LLC, 5.625% (3 Month US LIBOR + 3.500%), 3/23/25	50,000	50,000
Software/Services: 0.5%
New Media Holdings II LLC, 7.250% (1 Month US LIBOR + 6.250%), 7/14/22	50,000	50,219
Support - Services: 0.4%
Monitronics International, Inc., 6.500% (3 Month US LIBOR + 5.500%), 9/30/22	50,000	48,594
Total Bank Loans (cost $299,602)		298,386

Common Stock: 0.0%	Shares
Media - Cable: 0.0%
ACC Claims Holdings LLC (f)(g)	11,610	35
Total Common Stock (cost $237)		35

Mutual Fund: 15.3%
Penn Capital Defensive Floating Rate Income Fund-Institutional Class (h)	168,741	1,711,040
Total Mutual Fund (cost $1,717,437)		1,711,040

Preferred Stock: 0.0%
Spanish Broadcasting Systems, Inc., 10.750% Cash or 10.750% PIK (b)(f)	1	41
Total Preferred Stock (cost $613)		41

Warrant: 0.0%
Comstock Resources, Inc. (g)	138	1,007
Total Warrant (cost $0)		1,007

Short-Term Investment: 5.7%
Money Market Fund - 5.7%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.560% (i)	638,050	638,050
Total Short-Term Investment (cost $638,050)		638,050

Total Investments - 101.7% (cost $11,332,304)		11,400,115
Liabilities in Excess of Other Assets (1.7)%		(190,944)
Net Assets: 100.0%		$11,209,171

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2018, the value of these investments was $4,333,572, or 38.7% of total net assets.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.
(c)	Variable rate security. The rate listed is as of March 31, 2018.
(d)	Item identified as in default as to payment of interest, the value of these investments were $0.00 or 0.0% of total net assets.
(e)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This security is currently being fair valued in accordance with procedures established by the Board of Trustess and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(g)	No distribution or dividend was made during the period ending March 31, 2018. As such, it is classified as a non-income producing security as of March 31, 2018.
(h)	Affiliated company. See Note 2.
(i)	Rate reported is the 7-day effective yield as of March 31, 2018.

	The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

	Cost of investments	$11,332,304
	Gross unrealized appreciation	234,484
	Gross unrealized depreciation	(166,673)
	Net unrealized appreciation	$67,811

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	85.99%
Canada	5.93%
Luxembourg	2.51%
Cayman Islands	1.82%
France	1.71%
Malta	1.70%
United Kingdom	0.34%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	March 31, 2018 (Unaudited)

Bank Loans: 83.0% (a)	Principal	Value
Airline Companies: 1.2%
American Airlines, Inc., 3.877% (1 Month US LIBOR + 2.000%), 4/28/23	$99,000	$98,975
United Airlines, Inc., 3.772% (3 Month US LIBOR + 2.000%), 4/1/24	247,500	248,480
		347,455
Auto Parts & Equipment: 0.8%
Key Safety Systems, Inc., 6.280% (3 Month US LIBOR + 4.500%), 8/29/21	235,287	235,287
Automotive: 1.7%
Navistar, Inc., 5.210% (1 Month US LIBOR + 3.500%), 11/6/24	250,000	251,145
Octavius Corp., 5.547% (3 Month US LIBOR + 3.500%), 11/8/23	250,000	252,500
		503,645
Building Materials: 1.6%
NCI Building Systems, Inc., 3.877% (1 Month US LIBOR + 2.000%), 2/8/25	125,000	124,961
Pike Corp., 5.390% (1 Month US LIBOR + 3.500%), 3/23/25	125,000	126,094
Quikrete Holdings, Inc., 4.627% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	241,313
		492,368
Building Products: 0.8%
Atkore International, Inc., 5.060% (3 Month US LIBOR + 2.750%), 12/22/23	246,881	248,301
Chemical Companies: 1.7%
HB Fuller Co., 4.072% (1 Month US LIBOR + 2.250%), 10/20/24	248,750	249,840
Tronox Blocked Borrower LLC, 5.302% (3 Month US LIBOR + 3.000%), 9/22/24	173,983	175,468
Tronox Finance LLC, 5.302% (3 Month US LIBOR + 3.000%), 9/22/24	75,392	76,036
		501,344
Chemicals: 0.4%
Encapsys LLC, 5.127% (1 Month US LIBOR + 3.250%), 10/27/24	125,000	125,860
Communications Equipment: 0.6%
Polycom, Inc., 7.090% (1 Month US LIBOR + 5.250%), 9/27/23	186,958	188,282
Computers & Peripherals: 0.7%
Western Digital Corp., 3.877% (1 Month US LIBOR + 2.000%), 4/29/23	203,674	204,656
Consumer - Products: 1.2%
HLF Financing Sarl, 7.377% (1 Month US LIBOR + 5.500%), 2/15/23	231,250	233,419
Lifetime Brands, Inc., 5.170% (1 Month US LIBOR + 3.500%), 3/13/25	125,000	125,469
		358,888
Consumer/Commercial/Lease Financing: 0.4%
Avolon TLB Borrower, 4.072% (1 Month US LIBOR + 2.250%), 4/3/22	124,686	124,725
Diversified Capital Goods: 1.6%
Gardner Denver, Inc., 5.052% (3 Months US LIBOR + 2.750%), 7/30/24	124,375	124,926
Harsco Corp., 4.937% (1 Month US LIBOR + 3.000%), 12/9/24	247,505	250,537
Thermon Industries, Inc., 5.414% (1 Month US LIBOR + 3.750%), 10/30/24	112,500	113,062
		488,525
Diversified Financial Services: 0.8%
Canyon Valor Cos, Inc., 5.127% (1 Month US LIBOR + 3.250%), 6/16/23	248,750	250,668
Diversified Telecommunication Services: 0.8%
Consolidated Communications, Inc., 4.880% (1 Month US LIBOR + 3.000%), 10/5/23	248,438	244,843
Electric - Generation: 4.0%
Calpine Corp., 4.810% (3 Month US LIBOR + 2.500%), 1/15/23	242,528	243,520
Dynegy, Inc., 4.604% (1 Month US LIBOR + 2.750%), 2/7/24	226,893	228,180
Exgen Renewables IV LLC, 4.990% (3 Month US LIBOR + 3.000%), 11/28/24	124,688	125,857
Helix Gen Funding LLC, 5.627% (1 Month US LIBOR + 3.750%), 6/3/24	230,323	232,387
Lightstone Holdco LLC, 5.627% (1 Month US LIBOR + 3.750%), 1/30/24	14,493	14,560
Lightstone Holdco LLC, 5.627% (1 Month US LIBOR + 3.750%), 1/30/24	228,243	229,299
TerraForm Power Operating LLC, 4.627% (1 Month US LIBOR + 2.750%), 11/8/22	124,688	125,272
		1,199,075

Electric Utilities: 0.4%
Compass Power Generation LLC, 6.052% (3 Month US LIBOR + 3.750%), 12/20/24	124,688	126,129
Electronics: 0.8%
Micron Technology, Inc., 3.880% (1 Month US LIBOR + 2.000%), 4/26/22	245,625	247,084
Entertainment: 2.5%
Cineworld Finance US, Inc., 4.377% (1 Month US LIBOR + 2.500%), 2/22/25	125,000	124,788
Intrawest Resorts Holdings, Inc., 5.127% (1 Month US LIBOR + 3.250%), 7/31/24	249,375	250,415
Life Time Fitness, Inc., 4.733% (3 Month US LIBOR + 2.750%), 6/15/22	244,403	244,606
SeaWorld Parks & Entertainment, Inc., 5.302% (3 Month US LIBOR + 3.000%), 3/31/24	124,372	123,776
		743,585
Food - Wholesale: 1.6%
American Seafoods Group LLC, 4.610% (1 Month US LIBOR + 2.750%), 8/21/23	242,708	242,405
JBS USA LUX SA, 4.677% (3 Month US LIBOR + 2.500%), 10/30/22	247,500	246,624
		489,029
Food & Drug Retailers: 1.2%
Albertson's LLC, 5.292% (3 Month US LIBOR + 3.000%), 12/21/22	246,269	243,567
SuperValu, Inc., 5.377% (1 Month US LIBOR + 3.500%), 6/8/24	77,928	77,191
SuperValu, Inc., 5.377% (1 Month US LIBOR + 3.500%), 6/8/24	46,757	46,315
		367,073
Gaming: 2.4%
Boyd Gaming Corp., 4.236% (1 Week US LIBOR + 2.500%), 9/15/23	229,767	230,813
Eldorado Resorts, Inc., 4.128% (2 Month US LIBOR + 2.250%), 4/17/24	164,957	165,369
Gateway Casinos & Entertainment Ltd., 4.750% (1 Month US LIBOR + 3.000%), 3/13/25	75,000	75,492
Scientific Games International, Inc., 4.722% (2 Month US LIBOR + 2.750%), 8/14/24	249,375	250,168
		721,842
Gas Distribution: 0.4%
Woodford Express, LLC, 6.877% (1 Month US LIBOR + 5.000%), 1/26/25	125,000	122,865
Gas Utilities: 0.8%
Vistra Operations Co. LLC, 4.075% (1 Month US LIBOR + 2.250%), 12/14/23	246,875	248,250
Health Care Equipment & Supplies: 0.8%
Exactech, Inc., 5.740% (2 Month US LIBOR + 3.750%), 2/14/25	125,000	125,625
Mallinckrodt International Finance SA, 5.203% (3 Month US LIBOR + 2.750%), 9/24/24	108,162	107,666
		233,291
Health Care Providers & Services: 0.8%
Press Ganey Holdings, Inc., 4.877% (1 Month US LIBOR + 3.000%), 10/23/23	124,370	124,992
Prospect Medical Holdings, Inc., 7.187% (1 Month US LIBOR + 5.500%), 2/24/24	125,000	125,000
		249,992
Health Services: 2.9%
Acadia Healthcare, 4.620% (1 Month US LIBOR + 2.500%), 2/16/23	241,126	243,035
Concentra, Inc., 3.750% (3 Month US LIBOR + 2.750%), 6/1/22	239,804	241,404
Envision Healthcare Corp., 4.880% (1 Month US LIBOR + 3.000%), 12/1/23	139,741	140,160
Select Medical Corp., 4.460% (3 Month US LIBOR + 2.750%), 3/6/24	247,500	249,512
		874,111
Hotels: 0.8%
Belmond Interfin Ltd., 4.627% (1 Month US LIBOR + 2.750%), 7/3/24	248,125	248,745
Household Durables: 0.4%
Floor & Decor Outlets of America, Inc., 4.380% (1 Month US LIBOR + 2.500%), 9/30/23	123,566	123,875
Insurance: 0.8%
Meredith Corp., 4.877% (1 Month US LIBOR + 3.000%), 1/31/25	250,000	251,375
Internet & Catalog Retail: 0.4%
Shutterfly, Inc., 4.640% (1 Month US LIBOR + 2.750%), 8/17/24	125,000	125,365

Investments & Miscellaneous Financial Services: 2.9%
FinCo I LLC, 4.627% (1 Month US LIBOR + 2.750%), 12/27/22	249,607	252,415
Janus International Group LLC, 4.740% (1 Month US LIBOR + 3.000%), 2/15/25	125,000	124,298
LPL Holdings, Inc., 4.556% (6 Month US LIBOR + 2.250%), 9/21/24	248,128	248,748
Russell Investments US Institutional Holdco, Inc., 4.943% (3 Month US LIBOR + 4.250%), 6/1/23	245,625	246,649
		872,110
IT Services: 1.7%
NAB Holdings LLC, 5.302% (3 Month US LIBOR + 3.000%), 6/30/24	248,750	249,994
Pi US Mergerco, Inc., 5.358% (1 Month US LIBOR + 3.500%), 12/20/24	250,000	250,625
		500,619
Media - Broadcast: 7.4%
Altice US Finance I Corp., 4.127% (1 Month US LIBOR + 2.250%), 7/28/25	245,648	245,096
Beasley Mezzanine Holdings LLC, 5.786% (1 Month US LIBOR + 4.000%), 11/1/23	246,667	247,283
CSC Holdings LLC, 4.036% (1 Month US LIBOR + 2.250%), 7/17/25	248,747	247,866
Gray Television, Inc., 3.920% (1 Month US LIBOR + 2.250%), 2/7/24	246,875	247,697
Lions Gate Capital Holdings LLC, 4.104% (1 Month US LIBOR + 2.250%), 3/24/25	125,000	125,104
Radiate Holdco LLC, 4.877% (1 Month US LIBOR + 3.000%), 2/1/24	247,500	245,953
Sinclair Television Group, Inc., 4.130% (1 Month US LIBOR + 2.250%), 1/3/24	246,875	247,724
Univision Communications, Inc., 4.627% (1 Month US LIBOR + 2.750%), 3/15/24	248,648	244,401
Urban One, Inc., 5.880% (1 Month US LIBOR + 4.000%), 4/18/23	123,128	121,975
WideOpenWest Finance LLC, 5.104% (1 Month US LIBOR + 3.250%), 8/19/23	248,750	242,999
		2,216,098
Metals & Mining: 2.1%
Big River Steel LLC, 7.302% (3 Month US LIBOR + 5.000%), 8/23/23	248,750	251,859
Phoenix Services Merger Sub LLC, 5.414% (1 Month US LIBOR + 3.750%), 3/1/25	125,000	126,094
Zekelman Industries, Inc., 4.999% (3 Month US LIBOR + 2.750%), 6/14/21	245,641	246,746
		624,699
Metals/Mining Excluding Steel: 0.4%
American Rock Salt Co. LLC, 5.591% (1 Month US LIBOR + 3.750%), 3/21/25	125,000	125,625
Multi-Utilities: 0.4%
PowerTeam Services LLC, 5.552% (3 Month US LIBOR + 3.250%), 3/5/25	125,000	124,896
Non-Food & Drug Retailers: 2.4%
G-III Apparel Group Ltd., 7.021% (3 Month US LIBOR + 5.250%), 12/1/22	250,000	252,345
The Men's Wearhouse, Inc., 5.395% (3 Month US LIBOR + 3.500%), 4/9/25	250,000	250,000
The Men's Wearhouse, Inc., 5.200% (1 Month US LIBOR + 3.500%), 6/18/21	228,749	228,749
		731,094
Other Industrial & Manufacturing: 2.7%
Harland Clarke Holdings Corp., 7.052% (3 Month US LIBOR + 4.750%), 11/3/23	244,237	246,137
PS HoldCo LLC, 7.339% (3 Month US LIBOR + 5.250%), 3/13/25	125,000	125,938
RBS Global, Inc., 4.111% (1 Month US LIBOR + 2.250%), 8/21/24	250,000	251,312
XPO Logistics, Inc., 3.770% (3 Month US LIBOR + 2.000%), 2/24/25	181,427	181,995
		805,382
Packaging: 0.6%
Berry Global, Inc., 3.823% (1 Month US LIBOR + 2.000%), 10/1/22	185,988	186,802
Pharmaceuticals: 0.3%
Amneal Pharmaceuticals LLC, 5.750% (3 Month US LIBOR + 3.500%), 3/23/25	100,000	100,000
Pharmaceuticals & Devices: 1.7%
Endo International PLC, 6.187% (1 Month US LIBOR + 4.250%), 4/27/24	248,125	247,400
Kinetic Concepts, Inc., 5.552% (3 Month US LIBOR + 3.250%), 2/3/24	123,439	123,902
LUX HOLDCO III, 4.877% (1 Month US LIBOR + 3.000%), 3/28/25	125,000	125,860
Valeant Pharmaceuticals International, Inc., 7.021% (1 Month US LIBOR + 3.500%), 4/1/22	5	5
		497,167
Restaurants: 0.8%
Burger King, 4.294% (1 Month US LIBOR + 2.250%), 2/17/24	121,780	121,806
P.F. Chang's China Bistro, Inc., 7.671% (6 Month US LIBOR + 5.000%), 9/1/22	124,063	117,343
		239,149

Road & Rail: 0.4%
Daseke Cos, Inc., 6.877% (1 Month US LIBOR + 5.000%), 2/27/24	124,688	125,467
Semiconductors & Semiconductor Equipment: 0.7%
Xperi Corp., 4.377% (1 Month US LIBOR + 2.500%), 12/1/23	205,833	206,478
Software: 1.2%
Omnitracs LLC, 5.021% (3 Month US LIBOR + 2.750%), 3/23/25	125,000	125,156
Quest Software US Holdings, Inc., 7.272% (3 Month US LIBOR + 5.500%), 10/31/22	117,372	119,353
Veritas US, Inc., 6.802% (3 Month US LIBOR + 4.500%), 1/27/23	124,685	124,107
		368,616
Software/Services: 5.7%
Almonde, Inc., 5.484% (3 Month US LIBOR + 3.500%), 6/16/24	248,750	248,409
Avaya, Inc., 6.536% (1 Month US LIBOR + 4.750%), 12/15/24	124,688	125,467
Blucora, Inc., 4.877% (1 Month US LIBOR + 3.000%), 5/22/24	203,333	204,858
First Data Corp., 4.121% (1 Month US LIBOR + 2.250%), 4/26/24	230,733	230,993
Match Group, Inc., 4.286% (1 Month US LIBOR + 2.500%), 11/16/22	109,375	109,922
McAfee LLC, 6.377% (1 Month US LIBOR + 4.500%), 9/29/24	248,750	251,133
MTS Systems Corp., 4.990% (1 Month US LIBOR + 3.250%), 7/5/23	224,354	225,618
New Media Holdings II LLC, 8.127% (1 Month US LIBOR + 6.250%), 7/14/22	75,000	75,329
SS&C Technologies Holdings Europe Sarl, 4.397% (1 Month US LIBOR + 2.500%), 2/28/25	65,734	66,028
SS&C Technologies, Inc., 4.397% (1 Month US LIBOR + 2.500%), 2/28/25	184,266	185,092
		1,722,849
Special Retail: 0.8%
Staples, Inc., 5.787% (3 Month US LIBOR + 4.000%), 9/12/24	249,375	246,819
Support - Services: 4.0%
Aramark Services, Inc., 3.877% (1 Month US LIBOR + 2.000%), 3/11/25	249,375	250,934
Monitronics International, Inc., 6.500% (3 Month US LIBOR + 5.500%), 9/30/22	75,000	72,891
Romulus Merger Sub LLC, 4.800% (1 Month US LIBOR + 2.750%), 2/14/25	28,409	28,072
Romulus Merger Sub LLC, 4.800% (1 Month US LIBOR + 2.750%), 2/14/25	96,591	95,444
The ServiceMaster Co. LLC, 4.377% (1 Month US LIBOR + 2.500%), 11/8/23	246,875	247,581
TruGreen LP, 5.740% (1 Month US LIBOR + 4.000%), 4/13/23	246,263	248,417
UOS LLC, 7.377% (1 Month US LIBOR + 5.500%), 4/18/23	248,125	254,948
		1,198,287
Telecom - Integrated/Services: 7.4%
CenturyLink, Inc., 4.627% (1 Month US LIBOR + 2.750%), 1/31/25	124,688	122,532
Cincinnati Bell, Inc., 5.445% (3 Month US LIBOR + 3.750%), 10/2/24	250,000	251,562
GTT Communications, Inc., 5.187% (1 Month US LIBOR + 3.250%), 1/9/24	246,875	246,937
Intelsat Jackson Holdings SA, 5.706% (3 Month US LIBOR + 3.750%), 11/27/23	125,000	125,000
Level 3 Parent LLC, 4.111% (1 Month US LIBOR + 2.250%), 2/22/24	250,000	250,430
Maxar Technologies Ltd., 4.630% (1 Month US LIBOR + 2.750%), 10/5/24	249,375	249,500
Sprint Communications, Inc., 4.437% (1 Month US LIBOR + 2.500%), 2/2/24	122,815	122,763
Telenet Financing USD LLC, 4.277% (1 Month US LIBOR + 2.500%), 3/1/26	250,000	251,145
Telesat Canada, 5.310% (3 Month US LIBOR + 3.000%), 11/17/23	241,114	241,818
TierPoint LLC, 5.627% (1 Month US LIBOR + 3.750%), 5/6/24	124,686	122,815
UPC Financing Partnership, 4.277% (1 Month US LIBOR + 2.500%), 1/15/26	250,000	250,625
		2,235,127
Telecom - Wireless: 1.6%
Sable International Finance Ltd., 5.050% (1 Month US LIBOR + 3.250%), 2/2/26	250,000	250,625
Windstream Services LLC, 5.810% (1 Month US LIBOR + 4.000%), 3/30/21	222,271	213,195
		463,820
Trading Companies & Distributors: 0.8%
DXP Enterprises, Inc., 7.377% (1 Month US LIBOR + 5.500%), 8/29/23	248,750	248,439
Transportation Excluding Air/Rail: 0.8%
CB URS Holdings Corp., 7.127% (1 Month US LIBOR + 5.250%), 10/19/24	123,125	124,818
Deck Chassis Acquisition, Inc., 7.670% (1 Month US LIBOR + 6.000%), 6/15/23	125,000	126,875
		251,693

Water Utilities: 0.5%
EWT Holdings III Corp., 5.302% (3 Month US LIBOR + 3.000%), 12/20/24	157,855	158,842
Wireless Telecommunication Services: 0.4%
Digicel International Finance Ltd., 5.520% (3 Month US LIBOR + 3.250%), 5/10/24	124,687	123,986
Total Bank Loans (cost $24,867,208)		25,060,597

Corporate Bonds: 12.8%
Chemicals: 0.2%
CF Industries, Inc., 7.125%, 5/1/20	47,000	50,172
Consumer/Commercial/Lease Financing: 0.5%
Navient Corp., 8.000%, 3/25/20	150,000	159,375
Electric - Generation: 0.4%
NRG Energy, Inc., 6.250%, 7/15/22	115,000	118,416
Electric - Integrated: 0.4%
Dynegy, Inc., 5.875%, 6/1/23	125,000	128,150
Entertainment: 0.4%
NCL Corp. Ltd., 4.750%, 12/15/21(b)	125,000	126,250
Food & Drug Retailers: 0.2%
Ingles Markets, Inc., 5.750%, 6/15/23	70,000	69,979
Gas Distribution: 0.4%
NGL Energy Partners LP, 5.125%, 7/15/19	130,000	129,675
Health Services: 0.7%
Universal Hospital Services, Inc., 7.625%, 8/15/20	195,000	196,463
Hospitals: 0.5%
HCA, Inc., 7.500%, 2/15/22	125,000	137,344
Household & Leisure Products/Durables: 0.4%
Tempur Sealy International, Inc., 5.625%, 10/15/23	125,000	125,413
Investments & Miscellaneous Financial Services: 0.3%
Icahn Enterprises, L.P., 6.250%, 2/1/22	100,000	101,750
Media - Cable: 1.6%
Altice France SA, 6.000%, 5/15/22(b)	200,000	195,500
DISH DBS Corp., 5.875%, 7/15/22	230,000	219,650
DISH DBS Corp., 7.875%, 9/1/19	75,000	78,562
		493,712

Metals/Mining Excluding Steel: 0.2%
Peabody Energy Corp., 6.000%, 3/31/22(b)	65,000	66,300
Non-Food & Drug Retailers: 1.0%
Hot Topic, Inc., 9.250%, 6/15/21(b)	140,000	138,600
The Men's Wearhouse, Inc., 7.000%, 7/1/22	150,000	154,125
		292,725
Oil Field Equipment & Services: 0.4%
Nabors Industries, Inc., 4.625%, 9/15/21	125,000	120,656
Pharmaceuticals & Devices: 1.4%
Mallinckrodt International Finance SA, 4.875%, 4/15/20(b)	150,000	142,500
Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/21(b)	140,000	141,050
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(b)	150,000	133,125
		416,675
Steel Producers & Products: 0.4%
United States Steel Corp., 7.375%, 4/1/20	102,000	108,375
Support - Services: 0.8%
CoreCivic, Inc., 4.125%, 4/1/20	110,000	110,275
The Hertz Corp., 5.875%, 10/15/20	125,000	123,437
		233,712
Telecom - Integrated/Services: 2.2%
Frontier Communications Corp., 8.125%, 10/1/18	195,000	196,989
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22(b)	115,000	129,375
Hughes Satellite Systems Corp., 7.625%, 6/15/21	125,000	134,146
Qwest Corp., 6.750%, 12/1/21	125,000	133,984
Uniti Group LP, 6.000%, 4/15/23(b)	80,000	77,000
		671,494
Telecom - Wireless: 0.4%
Sprint Communications, Inc., 6.000%, 11/15/22	125,000	122,656
Total Corporate Bonds (cost $3,885,255)		3,869,292

Short-Term Investment: 8.3%	Shares
Money Market Fund: 8.3%
Short-Term Investment Trust Treasury Portfolio Institutional Class, 1.560% (c)	2,494,627	2,494,627
Total Short-Term Investment (cost $2,494,627)		2,494,627

Total Investments - 104.1% (cost $31,247,090)		31,424,516
Liabilities in Excess of Other Assets (4.1)%		(1,247,238)
Net Assets: 100.0%		$30,177,278

Percentages are stated as a percent of net assets.

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2018, the value of these investments was $1,149,700, or 3.8% of total net assets.

(c)	Rate reported is the 7-day effective yield as of March 31, 2018.

	The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:
	Cost of investments	$31,247,090
	Gross unrealized appreciation	246,046
	Gross unrealized depreciation	(68,620)
	Net unrealized appreciation	$177,426

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	97.65%
Canada	0.87%
France	0.62%
Luxembourg	0.46%
Bermuda	0.40%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds: 79.3%	Principal	Value
Aerospace: 1.7%
Bombardier, Inc., 8.750%, 12/1/21 (a)	$60,000	$65,775
Bombardier, Inc., 7.750%, 3/15/20 (a)	95,000	101,531
		167,306
Airline Companies: 4.3%
Air Canada, 7.750%, 4/15/21 (a)	89,000	97,232
Allegiant Travel Co., 5.500%, 7/15/19	80,000	81,200
American Airlines Group, Inc., 6.125%, 6/1/18	95,000	95,356
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	65,000	66,505
United Continental Holdings, Inc., 6.375%, 6/1/18	75,000	75,187
		415,480
Auto Parts & Equipment: 1.4%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	45,000	48,037
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	83,625
		131,662
Automotive: 2.5%
Fiat Chrysler Automobiles NV, 4.500%, 4/15/20	200,000	201,518
Penske Automotive Group, Inc., 3.750%, 8/15/20	45,000	44,550
		246,068
Banking: 4.4%
Ally Financial, Inc., 4.125%, 2/13/22	60,000	59,700
Ally Financial, Inc., 8.000%, 12/31/18	75,000	77,344
Ally Financial, Inc., 8.000%, 3/15/20	60,000	64,500
Ally Financial, Inc., 3.750%, 11/18/19	60,000	60,150
CIT Group, Inc., 5.375%, 5/15/20	165,000	170,156
		431,850
Building & Construction: 2.2%
CalAtlantic Group, Inc., 8.375%, 5/15/18	30,000	30,193
KB Home, 8.000%, 3/15/20	75,000	80,625
Lennar Corp., 6.950%, 6/1/18	30,000	30,150
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	36,488
William Lyon Homes, Inc., 7.000%, 8/15/22	40,000	41,000
		218,456
Chemical Companies: 1.3%
CF Industries, Inc., 7.125%, 5/1/20	54,000	57,645
Huntsman International LLC, 4.875%, 11/15/20	40,000	40,750
Tronox Finance LLC, 7.500%, 3/15/22 (a)	30,000	31,143
		129,538
Computer Hardware: 1.9%
Dell, Inc., 5.650%, 4/15/18	40,000	40,056
EMC Corp., 2.650%, 6/1/20	150,000	144,951
		185,007
Consumer/Commercial/Lease Financing: 4.6%
Aircastle Ltd., 6.250%, 12/1/19	55,000	57,200
International Lease Finance Corp., 6.250%, 5/15/19	70,000	72,398
Navient Corp., 8.450%, 6/15/18	40,000	40,340
Navient Corp., 6.500%, 6/15/22	40,000	41,350
Navient Corp., 8.000%, 3/25/20	225,000	239,063
		450,351

Diversified Capital Goods: 0.6%
Anixter, Inc., 5.625%, 5/1/19	60,000	61,275
Electric - Generation: 2.3%
DPL, Inc., 6.750%, 10/1/19	55,000	56,787
Dynegy, Inc., 7.375%, 11/1/22	65,000	68,494
NRG Energy, Inc., 6.250%, 7/15/22	95,000	97,822
		223,103
Energy - Exploration & Production: 2.8%
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	10,000	10,150
Comstock Resources, Inc., 10.000% Cash or 12.250% PIK, 3/15/20	80,000	82,200
Oasis Petroleum, Inc., 6.500%, 11/1/21	55,000	55,825
Resolute Energy Corp., 8.500%, 5/1/20	65,000	64,837
WPX Energy, Inc., 7.500%, 8/1/20	55,000	58,850
		271,862
Food - Wholesale: 0.9%
JBS USA LUX SA, 7.250%, 6/1/21 (a)	40,000	40,350
TreeHouse Foods, Inc., 4.875%, 3/15/22	45,000	44,831
		85,181
Gaming: 2.5%
GLP Capital LP , 4.375%, 4/15/21	20,000	20,050
MGM Resorts International, 6.750%, 10/1/20	115,000	122,187
MGM Resorts International, 8.625%, 2/1/19	40,000	41,779
Scientific Games International, Inc., 10.000%, 12/1/22	60,000	64,613
		248,629
Gas Distribution: 4.9%
DCP Midstream Operating LP, 5.350%, 3/15/20 (a)	40,000	41,100
DCP Midstream Operating LP, 9.750%, 3/15/19 (a)	80,000	84,400
Energy Transfer Equity LP, 7.500%, 10/15/20	60,000	64,612
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 (a)	40,000	40,600
NGL Energy Partners LP, 5.125%, 7/15/19	95,000	94,763
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	145,000	150,076
		475,551
Health Services: 1.8%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 (a)	65,000	67,072
Kindred Healthcare, Inc., 8.000%, 1/15/20	15,000	15,881
Universal Hospital Services, Inc., 7.625%, 8/15/20	95,000	95,713
		178,666
Hospitals: 7.2%
HCA Healthcare, Inc., 6.250%, 2/15/21	160,000	168,000
HCA, Inc., 7.500%, 2/15/22	100,000	109,875
HCA, Inc., 3.750%, 3/15/19	55,000	55,209
HCA, Inc., 6.500%, 2/15/20	80,000	83,900
Tenet Healthcare Corp., 4.750%, 6/1/20	45,000	45,338
Tenet Healthcare Corp., 6.000%, 10/1/20	235,000	242,931
		705,253
Investments & Misc Financial Services: 2.6%
Icahn Enterprises LP , 6.000%, 8/1/20	245,000	249,900
Media - Cable: 3.6%
CSC Holdings LLC, 6.750%, 11/15/21	60,000	62,475
CSC Holdings LLC, 7.625%, 7/15/18	35,000	35,602
DISH DBS Corp., 5.125%, 5/1/20	35,000	34,960
DISH DBS Corp., 6.750%, 6/1/21	100,000	101,000
DISH DBS Corp., 7.875%, 9/1/19	110,000	115,225
		349,262

Media - Services: 0.8%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	80,000	79,900
Metals/Mining Excluding Steel: 3.0%
Arconic, Inc., 6.150%, 8/15/20	115,000	120,462
Freeport-McMoRan, Inc., 3.100%, 3/15/20	105,000	103,824
Peabody Energy Corp., 6.000%, 3/31/22 (a)	65,000	66,300
		290,586
Non-Food & Drug Retailers: 2.4%
GameStop Corp., 6.750%, 3/15/21 (a)	75,000	75,750
GameStop Corp., 5.500%, 10/1/19 (a)	75,000	75,469
Hot Topic, Inc., 9.250%, 6/15/21 (a)	45,000	44,550
The Men's Wearhouse, Inc., 7.000%, 7/1/22	40,000	41,100
		236,869
Oil Field Equipment & Services: 1.9%
Nabors Industries, Inc., 4.625%, 9/15/21	20,000	19,305
Nabors Industries, Inc., 9.250%, 1/15/19	47,000	48,880
Rowan Cos, Inc., 7.875%, 8/1/19	50,000	51,500
SESI LLC, 7.125%, 12/15/21	45,000	45,844
Transocean, Inc., 8.375%, 12/15/21	20,000	21,300
		186,829
Oil Refining & Marketing: 0.4%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,400
Packaging: 1.8%
Sealed Air Corp., 6.500%, 12/1/20 (a)	40,000	42,400
Greif, Inc., 7.750%, 8/1/19	50,000	52,375
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	82,374	83,404
		178,179
Pharmaceuticals & Devices: 2.2%
Kinetic Concepts, Inc., 7.875%, 2/15/21 (a)	70,000	72,013
Mallinckrodt International Finance SA, 3.500%, 4/15/18	40,000	39,934
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	60,000	57,000
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	45,000	42,639
		211,586
Steel Producers & Products: 4.0%
United States Steel Corp., 7.375%, 4/1/20	140,000	148,750
AK Steel Corp., 7.625%, 10/1/21	65,000	66,625
ArcelorMittal, 5.125%, 6/1/20	75,000	77,250
BlueScope Steel Finance Ltd., 6.500%, 5/15/21 (a)	40,000	41,479
Joseph T Ryerson & Son, Inc., 11.000%, 5/15/22 (a)	50,000	55,125
		389,229
Support - Services: 1.6%
CoreCivic, Inc., 4.125%, 4/1/20	75,000	75,188
The Hertz Corp., 5.875%, 10/15/20	20,000	19,750
The ADT Corp., 6.250%, 10/15/21	55,000	57,337
		152,275
Telecom - Integrated/Services: 4.1%
CenturyLink, Inc., 5.625%, 4/1/20	40,000	40,300
Frontier Communications Corp., 8.125%, 10/1/18	120,000	121,224
Frontier Communications Corp., 7.125%, 3/15/19	20,000	19,975
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	35,000	39,375
Hughes Satellite Systems Corp., 6.500%, 6/15/19	65,000	66,950
Hughes Satellite Systems Corp., 7.625%, 6/15/21	35,000	37,561
Qwest Corp., 6.750%, 12/1/21	72,000	77,175
		402,560

Telecom - Wireless: 3.2%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	82,400
Sprint Communications, Inc., 7.000%, 8/15/20	170,000	176,800
Sprint Corp., 7.250%, 9/15/21	55,000	56,856
		316,056
Transportation Excluding Air/Rail: 0.4%
XPO Logistics, Inc., 6.500%, 6/15/22 (a)	40,000	41,250
Total Corporate Bonds (cost $7,856,968)		7,751,119

Asset-Backed Security: 0.4%
Airline Companies: 0.4%
Continental Airlines 2012-3 Class C Pass Through Trust, 6.125%, 4/29/18	40,000	40,000
Total Asset-Backed Security (cost $40,105)		40,000

Mutual Fund: 14.3%	Shares
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (b)	137,413	1,393,367
Total Mutual Fund (cost $1,398,048)		1,393,367

Short-Term Investment: 4.5%
Money Market Fund: 4.5%
Short-Term Investment Trust Treasury Portfolio Institutional Class, 1.560% (c)	444,214	444,214
Total Short-Term Investment (cost $444,214)		444,214

Total Investments - 98.5% (cost $9,739,335)		9,628,700
Other Assets and Liabilities 1.5%		151,224
Net Assets: 100.0%		$9,779,924

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2018, the value of these investments was $1,396,495, or 14.3% of total net assets.

(b) Affiliated company. See Note 2.
(c) Rate reported is the 7-day effective yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments		$9,739,335
Gross unrealized appreciation		5,875
Gross unrealized depreciation		(116,510)
Net unrealized depreciation		$(110,635)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	92.11%
Canada	2.75%
Netherlands	2.09%
Luxembourg	1.81%
Bermuda	0.59%
Australia	0.43%
Cayman Islands	0.22%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

 Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2018 in valuing each Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Managed Alpha SMID Cap Equity
Investments in Securities(a)
Common Stocks	$13,108,791	$-	$-	$13,108,791

Real Estate Investment Trusts (REITs)	883,133	-	-	883,133

Short-Term Investment	400,201	-	-	400,201

Total Investments in Securities	$14,392,125	$-	$-	$14,392,125

Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$243,731	$-	$-	$243,731
Auto Components	193,057	-	-	193,057
Banks	2,213,143	-	-	2,213,143
Biotechnology	257,156	-	-	257,156
Building Products	171,656	-	-	171,656
Capital Markets	477,125	-	-	477,125
Chemicals	331,535	-	-	331,535
Construction & Engineering	218,783	-	-	218,783
Construction Materials	349,855	-	-	349,855
Diversified Consumer Services	298,083	-	-	298,083
Energy Equipment & Services	1,114,288	-	-	1,114,288
Health Care Equipment & Supplies	993,918	-	-	993,918
Health Care Providers & Services	234,873	-	-	234,873
Health Care Technology	231,322	-	-	231,322
Hotels, Restaurants & Leisure	1,656,205	-	-	1,656,205
Household Durables	345,794	-	-	345,794
Independent Power and Renewable Electricity Producers	314,732	-	-	314,732
Internet Software & Services	2,114,643	-	-	2,114,643
IT Services	494,026	-	-	494,026
Life Sciences Tools & Services	184,619	-	-	184,619
Machinery	931,175	-	-	931,175
Media	1,723,507	93	-	1,723,600
Metals & Mining	225,030	-	-	225,030
Oil, Gas & Consumable Fuels	920,011	-	-	920,011
Pharmaceuticals	245,898	-	-	245,898
Road & Rail	323,379	-	-	323,379
Semiconductors & Semiconductor Equipment	586,877	-	-	586,877
Software	717,540	-	-	717,540
Specialty Retail	302,614	-	-	302,614
Textiles, Apparel & Luxury Goods	277,739	-	-	277,739
Thrifts & Mortgage Finance	297,986	-	-	297,986
Trading Companies & Distributors	462,342	-	-	462,342
Total Common Stocks	19,452,642	93	-	19,452,735

Short-Term Investment	234,760	-	-	234,760

Total Investments in Securities	$19,687,402	$93	$-	$19,687,495

Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$8,584,449	$-	$8,584,449

Convertible Bonds	-	167,107	-	167,107

Bank Loans	-	298,386	-	298,386

Common Stock	-	-	35	35

Mutual Fund	1,711,040	-	-	1,711,040

Preferred Stock	-	-	41	41

Warrant	-	1,007	-	1,007

Short-Term Investment	638,050	-	-	638,050

Total Investments in Securities	$2,349,090	$9,050,949	$76	$11,400,115

Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$25,060,597	$-	$25,060,597

Corporate Bonds	-	3,869,292	-	3,869,292

Short-Term Investment	2,494,627	-	-	2,494,627

Total Investments in Securities	$2,494,627	$28,929,889	$-	$31,424,516

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,751,119	$-	$7,751,119

Asset-Backed Security	-	40,000	-	40,000

Mutual Fund	1,393,367	-	-	1,393,367

Short-Term Investment	444,214	-	-	444,214

Total Investments in Securities	$1,837,581	$7,791,119	$-	$9,628,700

(a) All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of March 31, 2018:

Type of Assets		Fair Value as of March 31, 2018	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$	35	Broker Quote(a)	Unpublished independent broker quote

Preferred Stock
Spanish Broadcasting Systems, Inc.		41	Broker Quote(a)	Unpublished independent broker quote
(a) Unaudited

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2017	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held as of March 31, 2018
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$44	$-	$-	$-	$-	$35	$(9)

Preferred Stock
Spanish Broadcasting Systems, Inc.	32	-	-	-	-	41	9

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2018.

2) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2017 through March 31, 2018.  As defined in Section (2)(a)(3) of the Investment Company Act  of 1940; such issues are:

	July 1, 2017		Additions		Reductions		March 31, 2018			Unrealized	Realized	March 31, 2018
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income	Short-Term Capital Gain Distribution	Depreciation Change	Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	-	$-	168,741	$1,717,437	-	$-	168,741	$21,446	$5,722	$(6,397)	$-	$1,711,040	$1,717,437
		$-		$1,717,437		$-		$21,446	$5,722	$(6,397)	$-	$1,711,040	$1,717,437

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	-	$-	137,413	$1,398,048	-	$-	137,413	$18,051	$4,773	$(4,681)	$-	$1,393,367	$1,398,048
		$-		$1,398,048		$-		$18,051	$4,773	$(4,681)	$-	$1,393,367	$1,398,048

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              PENN Capital Funds Trust

By (Signature and Title) /s/ Richard A. Hocker
 Richard A. Hocker, President

Date             5/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title  /s/ Richard A. Hocker
        Richard A. Hocker, President

Date          5/25/18

By (Signature and Title)*/s/ Gerald McBride
  Gerald McBride, Treasuer

Date          5/23/18

* Print the name and title of each signing officer under his or her signature.